Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - CAD ($)		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue		$ 405,946	$ 251,047	$ 714,914	$ 671,682
Cost of revenue		(294,638)	(184,808)	(537,656)	(288,500)
Gross profit		111,308	66,239	177,258	383,182
Consulting and marketing		99,700	1,669	122,584	1,669
Research and development		589,753		1,031,154
Depreciation and amortization		647	3,102	2,874	6,134
Share-based compensation		3,253,437	15,750	3,616,874	18,316
General and admin expenses		772,200	287,909	1,026,671	570,748
Professional fees		404,774	799,324	1,036,852	1,476,191
Total operating expense		5,120,511	1,107,754	6,837,009	2,073,058
Loss before other income (expense)		(5,009,203)	(1,041,515)	(6,659,751)	(509,488)
Other income (expense)
Change in fair value of derivative warrants liabilities		4,977,547		(24,000,387)
Foreign exchange gain (loss)		56,824	(102,236)	61,919	(156,014)
Finance income (expenses), net		70,054	(6,880)	83,797	(12,261)
Other operating income (expense)		5,104,425	(109,116)	(23,854,671)	(168,275)
Income (loss) before tax		95,222	(1,150,631)	(30,514,422)	(1,858,151)
Tax recovery (expense)		(17,847)	3,307	(25,520)	(29,606)
Income (loss) for the period		77,375	(1,147,324)	(30,539,942)	(1,887,757)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net		122	910	244	1,856
Exchange differences on translation of foreign operations		20,969	(21,641)	2,139	(37,092)
Other comprehensive income (loss) for the period		21,091	(20,731)	2,383	(35,236)
Total comprehensive income (loss)		$ 98,466	$ (1,168,055)	$ (30,537,559)	$ (1,922,993)
Income (loss) per share - basic	[1]	$ 0.01	$ (5.75)	$ (6.38)	$ (9.46)
Income (loss) per share - diluted	[1]	$ 0.01	$ (5.75)	$ (6.38)	$ (9.46)
Weighted average shares outstanding - basic		9,188,047	199,469	4,786,602	199,451
Weighted average shares outstanding - diluted		9,188,047	199,469	4,786,602	199,451

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 (see Note 1)